THE MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund	MainStay Retirement 2010 Fund
MainStay Conservative Allocation Fund	MainStay Retirement 2020 Fund
MainStay Moderate Allocation Fund	MainStay Retirement 2030 Fund
MainStay Moderate Growth Allocation Fund	MainStay Retirement 2040 Fund
MainStay Growth Allocation Fund	MainStay Retirement 2050 Fund

Supplement dated December 3, 2010 (“Supplement”) to the
Prospectuses for MainStay Asset Allocation Funds, MainStay Income and Blended Funds and
MainStay Retirement Funds, each dated February 26, 2010, as supplemented (the “Prospectuses”)

This Supplement updates certain information contained in the above-dated Prospectuses for the MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund,   MainStay Moderate Growth Allocation Fund, MainStay Growth Allocation Fund, MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and  MainStay Retirement 2050 Fund (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Prospectuses and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

1.	MainStay Balanced Fund

Changes to Portfolio Managers

Effective January 1, 2011, all references to Tony Elavia as a portfolio manager of the MainStay Balanced Fund are hereby deleted and the following changes are hereby made:

a.	The section entitled “Management” on page 63 of the Prospectus for the MainStay Income and Blended Funds is hereby replaced with the following:

Management

New York Life Investments serves as the Fund’s Manager overseeing the investment portfolio of the Fund, and provides day-to-day portfolio management services for the fixed-income portion of the Fund.  Madison Square Investors LLC serves as the Fund’s Subadvisor and provides day-to-day portfolio management services for the equity portion of the Fund.

Manager	Portfolio Managers	Service Date
New York Life Investment Management LLC	Jae Yoon, Senior Managing Director Thomas J. Girard, Managing Director	Since January 2011 Since 2008
Madison Square Investors LLC	Harvey Fram, Managing Director	Since January 2011

b.
The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 122 and 123, of the Prospectus for the MainStay Income and Blended Funds, respectively, are hereby revised to include the following:

MS93MULTIdSH-12/10

Portfolio Managers:

MainStay Balanced Fund                                                                Jae Yoon, Thomas Girard and Harvey Fram

Portfolio Manager Biographies:

Jae Yoon, CFA – Mr. Yoon has managed the MainStay Balanced Fund since January 2011.  From 2005-2009, Mr. Yoon was employed by New York Life Investments where he led the Investment Consulting Group.  In 2009, Mr. Yoon joined MacKay Shields LLC as a Senior Managing Director responsible for Risk Management.  In his role at MacKay Shields, Mr. Yoon worked side-by-side with the portfolio managers directly enhancing the risk management processes across all portfolios.  In January 2011, Mr. Yoon re-joined New York Life Investments and leads the Investment Consulting Group.  Mr. Yoon obtained a B.S. and a Masters degree from Cornell University and attended New York University’s Stern School of Business MBA program.  He earned his Chartered Financial Analyst designation in 1998 and has been in the investment industry since 1991.

Harvey Fram, CFA – Mr. Fram has managed the MainStay Balanced Fund since January 2011. Mr. Fram has been a portfolio manager for other Funds that are currently part of the MainStay Group of Funds since 2004. Mr. Fram is currently a Managing Director at Madison Square Investors and is responsible for the management of quantitative equity portfolios. Mr. Fram was awarded his Chartered Financial Analyst (CFA) designation in 1999 and has an MBA from the Wharton School at the University of Pennsylvania.

2.	MainStay Asset Allocation Funds and MainStay Retirement Funds

Removal of Subadvisor and Changes to Portfolio Managers

Effective January 1, 2011, all references to Madison Square Investors LLC as subadvisor to the MainStay Asset Allocation Funds and MainStay Retirement Funds are hereby removed.  New York Life Investment Management LLC will continue to serve as manager of the MainStay Asset Allocation Funds and MainStay Retirement Funds and will provide day-to-day portfolio management services to those Funds.

Also, effective January 1, 2011, all references to Tony Elavia as a portfolio manager of the MainStay Asset Allocation Funds and MainStay Retirement Funds are hereby deleted and the following changes are hereby made:

a.	Each of the sections entitled “Management” on pages 9, 16, 23 and 30 of Prospectus for the MainStay Asset Allocation Funds are hereby replaced with the following:

Management

New York Life Investments serves as the Fund’s Manager and provides day-to-day portfolio management services for the Fund.

Manager	Portfolio Managers	Service Date
New York Life Investment Management LLC	Jae Yoon, Senior Managing Director Jonathan Swaney, Director	Since January 2011 Since 2005

b.	Each of the sections entitled “Management” on pages 10, 18, 26, 34 and 42 of the Prospectus for the MainStay Retirement Funds are hereby replaced with the following:

Management

New York Life Investments serves as the Fund’s Manager and provides day-to-day portfolio management services for the Fund.

Manager	Portfolio Managers	Service Date
New York Life Investment Management LLC	Jae Yoon, Senior Managing Director Jonathan Swaney, Director	Since January 2011 Since 2007

c.
The first and third paragraphs in the sections entitled “Who Manages Your Money?” on page 71 of the Prospectus for the MainStay Asset Allocation Funds and on page 82 of the Prospectus for the MainStay Retirement Funds are hereby deleted and replaced with the following:

New York Life Investments serves as manager of the assets of the Funds and is responsible for the day-to-day portfolio management services of the Funds. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000. New York Life Investments is an indirect, wholly-owned subsidiary of New York Life.  As of October 31, 2010, New York Life Investments and its affiliates managed approximately $278 billion in assets.

d.
The “Portfolio Manager Biographies” subsection beginning on page 71 of the Prospectus for the MainStay Asset Allocation Funds and on page 82 of the Prospectus for the MainStay Retirement Funds are hereby deleted and replaced with the following:

The following section provides biographical information about the Funds’ portfolio managers. Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership of shares of the funds they manage is available in the Statement of Additional Information.

Jae Yoon, CFA – Mr. Yoon has managed the Funds since January 2011.  From 2005-2009, Mr. Yoon was employed by New York Life Investments where he led the Investment Consulting Group.  In 2009, Mr. Yoon joined MacKay Shields LLC as a Senior Managing Director responsible for Risk Management.  In his role at MacKay Shields, Mr. Yoon worked side-by-side with the portfolio managers directly enhancing the risk management processes across all portfolios.  In January 2011, Mr. Yoon re-joined New York Life Investments and leads the Investment Consulting Group.  Mr. Yoon obtained a B.S. and a Masters degree from Cornell University and attended New York University’s Stern School of Business MBA program.  He earned his Chartered Financial Analyst designation in 1998 and has been in the investment industry since 1991.

Jonathan Swaney – Mr. Swaney has managed the Funds since their inception.  Mr. Swaney was an employee of New York Life Investments from 1997-2009 and was responsible both for managing quantitative equity portfolios and performing research at New York Life Investments’ Equity Investors Group. Also within New York Life Investments, Mr. Swaney previously worked with the Investment Consulting Group and was a portfolio manager with the Quantitative Strategies unit. In 2009, Mr. Swaney joined Madison Square Investors LLC, an indirect, wholly-owned subsidiary of New York Life.  While at Madison Square Investors LLC, Mr. Swaney was responsible both for managing quantitative equity portfolios and performing research.  In January 2011, Mr. Swaney re-joined New York Life Investments as part of the Investment Consulting Group.  Mr. Swaney earned his B.A. in Political Science from The College of William & Mary.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund	MainStay Retirement 2010 Fund
MainStay Conservative Allocation Fund	MainStay Retirement 2020 Fund
MainStay Moderate Allocation Fund	MainStay Retirement 2030 Fund
MainStay Moderate Growth Allocation Fund	MainStay Retirement 2040 Fund
MainStay Growth Allocation Fund	MainStay Retirement 2050 Fund

Supplement dated December 3, 2010 (“Supplement”)
to the Statement of Additional Information dated February 26, 2010, as supplemented (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for the MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund,   MainStay Moderate Growth Allocation Fund, MainStay Growth Allocation Fund, MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and  MainStay Retirement 2050 Fund (each a “Fund” and collectively, the “Funds”). You may obtain copies of the Prospectuses and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

Removal of Subadvisor and Changes to Portfolio Managers

Effective January 1, 2011, all references to Madison Square Investors LLC as subadvisor to the following Funds are hereby removed:

MainStay Conservative Allocation Fund	MainStay Retirement 2010 Fund
MainStay Moderate Allocation Fund	MainStay Retirement 2020 Fund
MainStay Moderate Growth Allocation Fund	MainStay Retirement 2030 Fund
MainStay Growth Allocation Fund	MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

New York Life Investment Management LLC will continue to serve as manager of these Funds and will provide day-to-day portfolio management services to these Funds.

Also, effective January 1, 2011, all references to Tony Elavia as a portfolio manager of the Funds are hereby deleted and the following changes are hereby made:

1.
The section entitled “Portfolio Managers” beginning on page 105 of the SAI is hereby revised to (a) add Jae Yoon, and (b) revise certain information regarding Harvey Fram.  For Mr. Yoon, the number of accounts and asset information presented in the third through eighth columns is as of October 31, 2010.  For Mr. Fram, the information presented in those columns is as of December 31, 2009.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Jae Yoon	MainStay Balanced Fund, MainStay Asset Allocation Funds, MainStay Retirement Funds	None	None	None	None	None	None

Harvey Fram	MainStay Balanced Fund, MainStay Common Stock Fund, MainStay 130/30 Core Fund	3 RICs $1,304,642,672	2 Accounts $385,708,540	50 Accounts $4,160,558,540	None	None	5 Accounts $851,449,357

2.
The table listing portfolio manager ownership of fund securities beginning on page 109 of the SAI is hereby amended to: (a) delete Tony Elavia, and (b) add Jae Yoon.  For Mr. Yoon, this information is provided as of October 31, 2010.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Jae Yoon	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.